Taxes - Schedule of Deferred Tax Liabilities and Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax liabilities:
Opening balances	$ 244,417	$ 195,347
Addition	446,769	48,967
Exchange realignment	3,228	103
Ending balances	694,414	244,417
Deferred tax assets:
Opening balances		54,161
Addition	499,969
Utilized during the year		(54,049)
Exchange realignment	2,117	(112)
Ending balances	502,086
Less: valuation allowance
Deferred tax liabilities, net	$ 192,328